Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Schedule of taxation, comprehensive income

	2017	2016	2015
	$m	$m	$m
Current tax expense
Current year	665	384	1,037
Adjustment to prior years	(287)	(14)	(404)
Total	378	370	633
Deferred tax expense
Origination and reversal of temporary differences	(1,113)	(94)	(482)
Adjustment to prior years	94	(130)	92
Total	(1,019)	(224)	(390)
Taxation recognised in the profit for the period	(641)	146	243

Taxation relating to components of other comprehensive income is as follows:

	2017	2016	2015
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	24	110	(133)
Share-based payments	9	51	(8)
Deferred tax impact of reduction in US and other tax rates	(17)	(25)	(58)
Total	16	136	(199)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(79)	63	(8)
Foreign exchange arising on designating borrowings in net investment hedges	14	83	80
Net available for sale losses/(gains) recognised in other comprehensive income	2	(61)	14
Other	–	1	1
Deferred tax impact of reduction in US tax rate	30	–	–
Total	(33)	86	87
Taxation relating to components of other comprehensive income	(17)	222	(112)

Schedule of tax reconciliation to UK statutory rate

	2017	2016	2015
	$m	$m	$m
Profit before tax	2,227	3,552	3,069
Notional taxation charge at UK corporation tax rate of 19.25% (2016: 20%; 2015: 20.25%)	429	710	621
Differences in overseas tax rates	(212)	(233)	(144)
Deferred tax credit relating to reduction in US and other tax rates[1]	(616)	(16)	(25)
Unrecognised deferred tax asset[2]	(105)	242	149
Items not deductible for tax purposes	203	132	29
Items not chargeable for tax purposes	(14)	(7)	–
Other items[3]	(133)	(538)	(75)
Adjustments in respect of prior periods[4,5]	(193)	(144)	(312)
Total tax (credit)/charge for the year	(641)	146	243
[1]

The 2017 item relates to the reduction in the US Federal Income Tax rate from 35% to 21% effective from 1 January 2018 (credit of $617m) and other (charge of $1m). The 2016 item relates to the reduction in the UK Statutory Corporation Tax rate from 18% to 17% effective from 1 April 2020. The 2015 item relates to the reduction in the UK Statutory Corporation Tax rate from 20% to 18% previously announced to be effective from 1 April 2020.

[2]	Includes an amount of $126m in relation to recognition of previously unrecognised net deferred tax assets.
[3]

Other items in 2017 relate to the release of tax contingencies following the expiry of the relevant statute of limitations (credit $178m) partially offset by a provision build for transfer pricing and other contingencies (charge $45m). Other items in 2016 relate to the release of tax contingencies following agreements between the Canadian tax authority and UK and Swedish tax authorities in respect of transfer pricing arrangements for the 13 year period from 2004 to 2016 (credit $453m) and release of certain tax contingencies following the expiry of the relevant statute of limitations (credit $280m) partially offset by provision build for transfer pricing contingencies (charge $195m). Other items in 2015 included the impact of internal transfers of intellectual property (tax charge $181m) and the release of certain tax contingencies following the expiry of the relevant statute of limitations (tax credit $256m).

[4]	Further details explaining the adjustments in respect of prior periods is set out above on page 148.

Includes an adjustment of $17m to a pre-acquisition deferred tax asset following finalisation of relevant tax returns.

Schedule of deferred tax movements

	Intangibles,		Pension and	Inter-company			Losses and		Accrued
	property, plant		post-retirement	inventory	Untaxed		tax credits		expenses
	& equipment	[1]	benefits	transfers	reserves	[2]	carried forward	[3]	and other	Total
	$m		$m	$m	$m		$m		$m	$m
Net deferred tax balance at 1 January 2015	(2,478)		628	630	(578)		525		696	(577)
Taxation expense	355		30	156	(156)		58		(53)	390
Other comprehensive income	80		(198)	–	–		–		(9)	(127)
Additions through business combinations[4]	(1,206)		–	–	–		229		–	(977)
Exchange	(12)		(33)	(48)	42		(8)		(21)	(80)
Net deferred tax balance at 31 December 2015	(3,261)		427	738	(692)		804		613	(1,371)
Taxation expense	(132)		11	314	(53)		151		(67)	224
Other comprehensive income	83		101	–	–		–		(24)	160
Additions through business combinations[5]	(1,827)		–	–	–		50		–	(1,777)
Exchange	(1)		(74)	(38)	48		(1)		(13)	(79)
Other movements[6]	(11)		–	–	–		–		–	(11)
Net deferred tax balance at 31 December 2016	(5,149)		465	1,014	(697)		1,004		509	(2,854)
Income statement	1,393		(8)	(231)	159		(128)		(166)	1,019
Other comprehensive income	(84)		9	–	–		–		35	(40)
Exchange	(12)		43	48	(62)		30		22	69
Net deferred tax balance at 31 December 2017	(3,852)		509	831	(600)		906		400	(1,806)
[1]	Includes deferred tax on contingent liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]	Includes losses and tax credits carried forward which will expire within 1 to 20 years.
[4]	The deferred tax liability of $977m relates to the acquisition of ZS Pharma (see Note 25).
[5]	The deferred tax liability of $1,777m relates to the acquisition of Acerta Pharma (see Note 25).
[6]	Arising on the deconsolidation of Entasis as detailed in Note 10.

The UK had a net deferred tax asset of $743m as at 31 December 2017, mainly in respect of losses and pensions and post-retirement benefits, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised.

Before the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	Intangibles,	Pension and	Inter-company		Losses and	Accrued
	property, plant	post-retirement	inventory	Untaxed	tax credits	expenses
	& equipment	benefits	transfers	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2015	1,055	430	780	–	804	732	3,801
Deferred tax liabilities at 31 December 2015	(4,316)	(3)	(42)	(692)	–	(119)	(5,172)
Net deferred tax balance at 31 December 2015	(3,261)	427	738	(692)	804	613	(1,371)
Deferred tax assets at 31 December 2016	875	465	1,014	–	1,004	629	3,987
Deferred tax liabilities at 31 December 2016	(6,024)	–	–	(697)	–	(120)	(6,841)
Net deferred tax balance at 31 December 2016	(5,149)	465	1,014	(697)	1,004	509	(2,854)
Deferred tax assets at 31 December 2017	1,226	559	1,011	–	957	885	4,638
Deferred tax liabilities at 31 December 2017	(5,078)	(50)	(180)	(600)	(51)	(485)	(6,444)
Net deferred tax balance at 31 December 2017	(3,852)	509	831	(600)	906	400	(1,806)

After the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	2017	2016	2015
	$m	$m	$m
Deferred tax assets	2,189	1,102	1,294
Deferred tax liabilities	(3,995)	(3,956)	(2,665)
Net deferred tax balance	(1,806)	(2,854)	(1,371)